S000036906 [Member] Performance Management - iShares US & Intl High Yield Corp Bond ETF	Oct. 31, 2024
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table compares the Fund’s performance to that of an appropriate broad-based securities market index and the Underlying Index. Fund returns assume the reinvestment of any dividends and distributions. The Fund’s returns reflect the impact of any agreements to waive or reimburse expenses, which would reduce performance if not in effect. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Performance Past Does Not Indicate Future [Text]	Past performance (before and aftertaxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indicationof the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to anotherover the periods shown. The table compares the Fund’s performance to that of an appropriate broad-based securities market indexandthe Underlying Index.
Bar Chart [Heading]	Calendar Year-by-Year Returns
Bar Chart Closing [Text Block]
	Return (%)	Period Ended
During the periods shown in the chart:
Best Quarter	9.44%	June 30, 2020
Worst Quarter	-13.35%	March 31, 2020

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

Performance Table Market Index Changed	Effective as of the date of the Fund's prospectus, the Fund will compare its performance to the ICE BofA Global Fixed Income Markets Index becauseit represents the broad global fixed income market.
Performance Table Uses Highest Federal Rate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do notreflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown,and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements,such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	Fund returns after taxes on distributions and sales of Fund shares arecalculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital lossesfrom the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returnsbefore taxes and/or returns after taxes on distributions.
Performance Availability Website Address [Text]	www.iShares.com
Performance Availability Phone [Text]	1-800-iShares (1-800-474-2737) (toll free)
iShares US & Intl High Yield Corp Bond ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	9.44%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(13.35%)
Lowest Quarterly Return, Date	Mar. 31, 2020